Group - Statement of Financial Position - Parenthetical (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Condensed Balance Sheet Statement1 [Line Items]
Provision utilised	$ 13
Serra Grande
Condensed Balance Sheet Statement1 [Line Items]
Increase in existing provisions	41
Decrease through change in estimate	20
Corrego Do Sitio
Condensed Balance Sheet Statement1 [Line Items]
Increase in existing provisions	$ 17